Business combinations (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Business combinations

Acquisitions for the year ended December 31, 2017

	Amount of purchased books	Evaluation adjustment	Fair value of assets and liabilities acquired
The assets and liabilities arising from the acquisitions
Cash and cash equivalents	51	—	51
Liquid working capital,
Assets acquired	2,598	—	2,598
Liabilities assumed	(1,312)	—	(1,312)
Property, plant and equipment and intangible assets	643	2,498	3,141

Value of net assets	1,980	2,498	4,478

Goodwill	26,184	(2,498)	23,686

Bargain purchase gain	(87)	—	(87)

Purchase cost	28,077	—	28,077

Consideration for the purchase settled in cash			22,276

Cash and cash equivalents at the subsidiary acquired			(51)

Amount paid on acquisitions less cash and cash equivalents acquired			22,225

Acquisition for the year ended December 31, 2018

	Amount of purchased books	Evaluation adjustment (*)	Fair value of assets and liabilities acquired
The assets and liabilities arising from the acquisition
Cash and cash equivalents	1,996	—	1,996
Liquid working capital,
Assets acquired	130	—	130
Liabilities assumed	(3,975)	—	(3,975)
Property, plant and equipment and intangible assets	2,284	—	2,284

Value of net assets	435	—	435

Goodwill	19,175	—	19,175

Purchase cost	19,610	—	19,610

Consideration for the purchase settled in cash			3,810

Cash and cash equivalents at the subsidiary acquired			(1,996)

Amount paid on acquisitions less cash and cash equivalents acquired			1,813

(*)	The purchase price allocation may be subject to changes in the measurement period as defined in IFRS.